Treasury Shares (Tables)	6 Months Ended
Dec. 31, 2022
Treasury shares.
Schedule of treasury shares

	Number of
	shares
	(thousands)	£’000
At 1 July 2021, 31 December 2021, 30 June 2022 and 31 December 2022	1,683	21,305